Income Taxes	12 Months Ended
Dec. 25, 2021
European Wax Center, Inc. and Subsidiaries
Income Taxes

13. Income Taxes

As a result of the Reorganization Transactions we were appointed as the sole managing member of EWC Ventures. EWC Ventures is a limited liability company that is treated as a partnership for U.S. federal income tax purposes and for most applicable state and local income tax purposes. As a partnership, EWC Ventures is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by EWC Ventures is passed through to and included in the taxable income or loss of its members, including the Company, on a pro rata basis, subject to applicable tax regulations. The Company is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to its allocable share of any taxable income or loss of EWC Ventures.

We recorded zero income tax expense for the period of August 4, 2021 through September 25, 2021, which is the period following the  IPO and Reorganization Transactions, as we incurred a pre-tax loss for the period and recorded a full valuation allowance against our deferred tax assets. EWC Ventures, our financial reporting predecessor, is not subject to income taxes. As such, there was no income tax expense recorded in 2020.

This effective tax rate differs from the current U.S. federal income tax rate and the statutory rates apportioned to each state and local jurisdiction primarily due to the effect of the full valuation allowance against net deferred tax assets.

We evaluate our deferred tax assets on a quarterly basis to determine whether a valuation allowance is required. In accordance with ASC 740 we assess whether it is more likely than not that some or all of our deferred tax assets will not be realized. Significant judgment is required in estimating valuation allowances for deferred tax assets. The realization of a deferred tax asset ultimately depends on the existence of sufficient taxable income in the applicable carryback or carryforward periods. We consider the nature, frequency, and severity of current and cumulative losses as well as the reversal of existing deferred tax liabilities, historical and forecasted taxable income (exclusive of reversing temporary differences and carryforwards) in our assessment. In evaluating such projections, the Company considers its history of profitability and cumulative earnings/losses, the competitive environment, and general economic conditions. In addition, the Company considers the time frame over which it would take to utilize the deferred tax assets prior to their expiration. Changes in our estimates of future taxable income will affect our estimate of the realization of the tax benefits of these tax carryforwards. To the extent we generate sufficient taxable income in the future to fully utilize the tax benefits of the net deferred tax assets on which a valuation allowance was recorded, our effective tax rate may decrease as the valuation allowance is reversed.

We are in a cumulative loss position for the past three years. We believe this represents significant negative evidence in considering whether our deferred tax assets are realizable. Further, we do not believe that relying on projections of future taxable income to support the recovery of deferred tax assets is sufficient.  Based on an evaluation of positive and negative evidence, we concluded that the negative evidence regarding our ability to realize our deferred tax assets outweighed the positive evidence as of September 25, 2021. To the extent we generate sufficient taxable income in the future to utilize the benefits of our deferred tax assets we may reverse some or all of the valuation allowance. However, simply coming out of a cumulative loss is not viewed as a bright line and may not be considered sufficient positive evidence to reverse some or all of the valuation allowance if there are other negative factors which outweigh the positive evidence. In upcoming quarters, we will continue to evaluate both the positive and negative evidence surrounding our ability to realize our deferred tax assets.

We base our estimate of deferred tax assets and liabilities on current tax laws and rates. In certain cases, we also base our estimate on business plan forecasts and other expectations about future outcomes. Changes in existing tax laws or rates could affect our actual tax results, and future business results may affect the amount of our deferred tax liabilities or the valuation of our deferred tax assets over time. Due to uncertainties in the estimation process, particularly with respect to changes in facts and circumstances in future reporting periods it is possible that actual results could differ from the estimates used in previous analyses.  Differences between the anticipated and actual outcomes of these future results could have a material impact on our consolidated results of operations and/or financial position.

The Company has not recorded a liability for uncertain tax positions as of September 25, 2021. The Company remains subject to periodic audits and reviews by the taxing authorities, and the Company’s returns since its formation remain open for examination.

Tax Receivable Agreement

As of September 25, 2021, future payments under the TRA with respect to the purchase of EWC Ventures Units which occurred as part of the IPO are expected to be $69,320. Payments made under the TRA represent payments that otherwise would have been made to taxing authorities in the absence of attributes obtained by us as a result of exchanges by our pre-IPO members. Such amounts will be paid only when a cash tax savings is realized as a result of attributes subject to the TRA. That is, payments under the TRA are only expected to be made in periods following the filing of a tax return in which we are able to utilize certain tax benefits to reduce our cash taxes paid to a taxing authority. The impact of any changes in the projected obligations under the TRA as a result of changes in the geographic mix of the Company’s earnings, changes in tax legislation and tax rates or other factors that may impact the Company’s tax savings will be reflected in income before taxes on the consolidated statement of operations in the period in which the change occurs. As of September 25, 2021, the TRA liability recorded was $48,823 based on current projections of future taxable income taking into consideration the Company’s full valuation allowance against its net deferred tax asset.